Intangible Assets, net (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Intangible Asset, Finite-Lived [Line Items]
Amortization of intangible assets	$ 395	$ 407	$ 1,195	$ 1,285	$ 1,692	$ 1,543
Weighted-average remaining lives of intangible assets					5 years
Amortization of intangible assets						$ 1,333
Developed Technology Rights [Member]
Intangible Asset, Finite-Lived [Line Items]
Weighted-average remaining lives of intangible assets			4 years 2 months 12 days
Customer Relationships [Member]
Intangible Asset, Finite-Lived [Line Items]
Weighted-average remaining lives of intangible assets			10 years 10 months 24 days		11 years 7 months 6 days
Trade Names [Member]
Intangible Asset, Finite-Lived [Line Items]
Weighted-average remaining lives of intangible assets			4 months 24 days		1 year